RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative liability at beginning of period	(164)	(24)
Total gains/(loss)
Included in earnings	252	(100)
Included in OCI	32
Settlements	29	(40)
Level 3 net derivative liability at end of period	149	(164)
Amount of transfer of fair value of liabilities between level	0	0
Amount of transfer of fair value of assets between level	0	0
Net Investment Hedges unrealized translation loss on foreign exchange contracts	199	46
Net Investment Hedges unrealized loss on change in fair value on foreign exchange contracts	114	80
Net Investment Hedges realized gains on settlement on forward exchange contracts	10	15
Net Investment Hedges amount of ineffectiveness	0	0
Fair Value of Other Financial Instruments
Equity investments at carrying value	99	103
Preference shares (Note 20) | Minimum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preference shares (Note 20) | Maximum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	34,427	25,168
Carrying value | Preference shares (Note 20)
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	323	287
Total Gross Derivative Instruments
Fair Value of Other Financial Instruments
Long-term debt	36,637	27,469
Total Gross Derivative Instruments | Preference shares (Note 20)
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	580	580